leases (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income from subleasing right-of-use lease assets
Portion of real estate right-of-use assets that are subleased, as a percent			20.00%
Co-location sublet revenue included in operating service revenues	$ 4	$ 4	$ 9	$ 9
Lease payments	$ 81	$ 68	$ 184	$ 136